Employee Benefits and Private Pension Plan	12 Months Ended
Dec. 31, 2023
Employee benefits and private pension plan
Employee Benefits and Private Pension Plan
17 Employee benefits and private pension plan

a. ULTRAPREV - Associação de Previdência Complementar

In February 2001, the Company’s Board of Directors approved the adoption of a defined contribution pension plan to be sponsored by the Company and its subsidiaries. Participating employees have been contributing to this plan, managed by Ultraprev - Associação de Previdência Complementar (“Ultraprev”), since August 2001. Each participating employee chooses his or her basic contribution to the plan, up to a limit of 11% of the employee’s reference salary, according to the rules of the plan. Each sponsoring company provides a matching contribution in an amount equivalent to each basic contribution. As participating employees retire, they may choose to receive either (i) a monthly sum ranging between 0.3% and 1.0% of their respective accumulated fund in Ultraprev or (ii) a fixed monthly amount, which will exhaust their respective accumulated fund over a period of 5 to 35 years. The Company and its subsidiaries do not take responsibility for guaranteeing amounts or the duration of the benefits received by the retired employee.

The balance of R$ 18,271 (R$ 18,204 as of December 31, 2022) regarding the reversal fund will be used to deduct normal sponsor contributions in a period of up to 73 months depending on the sponsor. The number of months is estimated according to the current amount being deducted from the contributions of the sponsor with the highest balance.

In 2023, the Company's subsidiaries contributed R$ 22,482 to Ultraprev (R$ 16,368 in 2022 and R$ 16,120 in 2021).

The total number of active and retired participants as of December 31, 2023 was 4,053 and 298, respectively (4,097 active participants and 286 retired participants as of December 31, 2022). In addition, Ultraprev had 23 former employees or beneficiaries receiving benefits under the rules of a previous plan whose reserves are fully constituted.

b. Post-employment benefits

The subsidiaries recognized a provision for post-employment benefits mainly related to seniority bonus, payment of Government Severance Indemnity Fund (“FGTS”), and health, dental care, and life insurance plan for eligible retirees.

The amounts related to such benefits are based on a valuation conducted by an independent actuary and reviewed by Management as of December 31, 2023.

	12/31/2023	12/31/2022
Health and dental care plan (1)	211,279	164,428
Indemnification of FGTS	38,456	36,357
Seniority bonus	2,026	2,156
Life insurance (1)	13,062	12,615
Total	264,823	215,556
Current	23,612	21,809
Non-current	241,211	193,747

(1) Applicable to IPP, Tropical and Iconic.

Changes in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2023	12/31/2022	12/31/2021
Opening balance	215,556	215,719	284,724
Expense for the year of continuing operations	17,521	20,944	15,585
Expense (revenue) for the year of discontinued operations	‐	494	2,951
Actuarial (gains) losses from changes in actuarial assumptions	52,099	(2,589)	(58,954)
Benefits paid directly by the Company and its subsidiaries	(20,353)	(19,012)	(18,400)
Exchange rates from post-employment benefits of foreign subsidiaries	-	-	217
Reclassification to liabilities held for sale (i)	-	-	(10,404)
Closing balance	264,823	215,556	215,719

The total expense for each year is presented below:

	2023	2022	2021
Health and dental care plan	11,182	14,660	15,265
Indemnification of FGTS	4,909	4,766	4,409
Seniority bonus	286	563	(4,886)
Life insurance	1,144	955	797
Total	17,521	20,944	15,585

The main actuarial assumptions used are:

Economic factors	12/31/2023	12/31/2022
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value	9.41	9.97
Average projected salary growth rate	6.83	6.98
Average projected bonus growth rate	7.33	7.07
Inflation rate (long term)	3.50	3.50
Growth rate of medical services	7.64	7.64
Average discount rate of medical services	9.53	10.01

Demographic factors

Mortality Table for the life insurance benefit - CSO-80

Mortality Table for other benefits – AT 2000 Basic decreased by 10%

Disability Mortality Table - RRB 1983 and RRB-1944

Disability Table – Weak light

Sensitivity analysis

The significant actuarial assumptions to determine the provision for post-employment benefits are: discount rate, salary growth and medical costs increases. The sensitivity analyses as of December 31, 2023, as shown below, were determined based on possible changes of assumptions occurring at the reporting date of the financial statements, keeping all other assumptions constant.

Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	26,978	decrease 1.0 p.p.	33,577
Salary growth rate	decrease by 1.0 p.p.	399	increase by 1.0 p.p.	432
Medical services growth rate	decrease by 1.0 p.p.	24,871	increase by 1.0 p.p.	30,738

The sensitivity analyses presented may not represent the real change in the post-employment benefit obligation, since it is unlikely that changes occur in just one assumption alone, considering that some of these assumptions may be correlated.

Inherent risks related to post-employment benefits

Interest rate risk: a long-term interest rate is used to calculate the present value of post-employment liabilities. A reduction in this interest rate will increase the corresponding liability.

Wage growth risk: the present value of the liability is calculated using as reference the wages of the plan participants, projected with the average nominal wage growth rate. An increase in the real wages of plan participants will increase the corresponding liability.

Medical costs growth risk: the present value of the liability is calculated using as a reference the medical cost by age based on actual healthcare costs, projected based on the growth rate of medical services costs. An increase in the real medical costs will increase the corresponding liability.